Financial instruments and risk management - Financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Level 1 | Carrying Amount | Convertible debentures
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt	$ 129,106	$ 129,750
Level 1 | Fair Value | Convertible debentures
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt	168,949	160,072
Level 2 | Carrying Amount | Financing obligations
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt	197,018	162,266
Level 2 | Carrying Amount | Mortgage
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt	27,600	28,429
Level 2 | Fair Value | Financing obligations
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt	196,240	159,900
Level 2 | Fair Value | Mortgage
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt	$ 23,993	$ 22,780